Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Detail) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Initial cost basis		¥ 21,211		¥ 26,728	$ 3,047
Cumulative unrealized gains		5,636		6,271	810
Cumulative unrealized losses (including impairment)		(2,161)		(3,730)	(311)
Total carrying value		24,686		29,269	$ 3,546
Gross unrealized gains		1,447	$ 208	7,119
Gross unrealized losses (including impairment)	[1]	(1,641)	(236)	(2,867)
Net unrealized gains (losses) on equity securities held		(194)	(28)	4,252
Net realized gains on equity securities sold		211	30	124
Total net gains recognized in other income, net		¥ 17	$ 2	¥ 4,376

[1]	Gross unrealized losses (downward adjustments excluding impairment) were RMB2.4 billion and RMB863 million (US$124 million) for the years ended December 31, 2018 and 2019, respectively.